Subsequent events (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Company repurchased, Value	$ 11,000	$ 14,000